Administration [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Administration | ADMINISTRATION
Prospectus [Line Items]
Average Annual Return, Percent	4.09%	3.08%	2.02%